SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

Subsequent to December 31, 2014, the Company successfully rolled over $233.6 million short-term borrowings outstanding as of December 31, 2014.

Subsequent to December 31, 2014, approximately $31,749,000 par value Notes was repurchased using cash of  $20,059,069